Others, net	12 Months Ended
Dec. 31, 2016
Others, net
Others, net

17.  Others, net

Others, net, consist of the following:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Foreign exchange losses, net	(28,980)	(57,395)	(146,354)
Government financial incentives	214,623	392,022	740,567
Impairment of investments	—	(611,108)	(637,583)
Gain from business and investment disposals	—	1,507	1,232,853
Others	30,944	134,377	284,572

Total	216,587	(140,597)	1,474,055

Government financial incentives represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group.  As there is no further obligation for the Group to perform, government financial incentives are recognized as other income when received. The amounts of such government financial incentives are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government financial incentives in the future.